Leases (Details) - Schedule of Changes in Right of Use Asset - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		$ 1,705,710		$ 1,605,093		$ 1,605,093		$ 1,403,609		$ 1,113,150
Acquired in business combination		206,487	[1]	272,099	[1]	(10,552)	[2]	146,513	[3]	124,027
Additions		46,560		16,393		483,698		483,201		627,386
Terminated contracts		(192,544)		(194,645)		(45,193)		(61,014)		(116,135)
Amortization		(88,379)		55,114		(388,772)		(347,389)		(305,843)
Exchange rate variation		1,584,714		1,721,268		61,436		(19,875)		(38,976)
Ending Balance		1,584,714				1,705,710		1,605,093		1,403,609
Adjustment in business combination	[2]							48
Growing facilities [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		805,370		823,989		823,989		610,411		489,766
Acquired in business combination		54,362	[1]	103,050	[1]	(10,552)	[2]	143,298	[3]
Additions		25,005		9,945		146,905		224,140		323,387
Terminated contracts		(80,297)		(85,493)		(16,458)		(39,393)		(94,040)
Amortization		(52,080)		30,880		(167,078)		(130,460)		(99,139)
Exchange rate variation		702,350		862,481		28,564		15,993		(9,563)
Ending Balance						805,370		823,989		610,411
Adjustment in business combination	[2]
Buildings [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		532,104		426,996		426,996		396,209		304,791
Acquired in business combination		97,639	[1]	101,596	[1]		[2]	63	[3]	43,273
Additions		14,271		4,481		190,185		127,081		135,572
Terminated contracts		(45,195)		(40,213)		(26,573)		(4,310)		(11,002)
Amortization		(25,045)		18,305		(83,876)		(63,189)		(59,402)
Exchange rate variation		545,232		502,203		25,372		(28,858)		(17,023)
Ending Balance						532,104		426,996		396,209
Adjustment in business combination	[2]
Vehicles (land) [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		223,720		201,655		201,655		220,607		152,437
Acquired in business combination		23,502	[1]	45,417	[1]		[2]	585	[3]	74,399
Additions		821		664		94,448		84,994		82,392
Terminated contracts		(36,059)		(36,998)		(884)		(8,486)		(7,895)
Amortization		(1,245)		853		(72,532)		(88,730)		(78,514)
Exchange rate variation		209,097		210,263		1,033		(7,315)		(2,212)
Ending Balance						223,720		201,655		220,607
Adjustment in business combination	[2]
Machinery and equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		90,101		104,890		104,890		124,304		124,034
Acquired in business combination		29,864	[1]	17,592	[1]		[2]	1,743	[3]	390
Additions		2,924		1,058		33,933		37,953		59,438
Terminated contracts		(22,743)		(25,441)		(1,120)		(4,349)		(2,376)
Amortization		(5,682)		2,911		(51,140)		(54,279)		(55,944)
Exchange rate variation		88,616		98,894		3,538		(482)		(1,238)
Ending Balance						90,101		104,890		124,304
Adjustment in business combination	[2]
Operating plants [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		19,695		18,706		18,706		20,358		21,169
Acquired in business combination		518	[1]	3,866	[1]		[2]		[3]	899
Additions		3,432		128		6,061		6,269		4,359
Terminated contracts		(2,549)		(3,191)		(138)		(4,396)		(797)
Amortization		(1,932)		1,505		(6,317)		(4,492)		(3,655)
Exchange rate variation		12,300		20,758		1,383		967		(1,617)
Ending Balance						19,695		18,706		20,358
Adjustment in business combination	[2]
Land [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		19,186		19,641		19,641		19,698		15,840
Acquired in business combination		602	[1]	578	[1]		[2]	824	[3]	5,066
Additions						1,438		2,761		324
Terminated contracts		(1,300)		(1,268)		(24)		(14)		(16)
Amortization		(777)		9		(2,604)		(2,754)		(1,812)
Exchange rate variation		17,711		18,960		735		(922)		296
Ending Balance						19,186		19,641		19,698
Adjustment in business combination	[2]							48
Computer equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		15,534		9,216		9,216		12,007		5,091
Acquired in business combination			[1]		[1]		[2]		[3]
Additions		107		117		10,728		3		21,910
Terminated contracts		(4,401)		(2,041)		4		(52)		(9)
Amortization		(1,618)		651		(5,225)		(3,482)		(7,369)
Exchange rate variation		$ 9,408		7,709		811		740		(7,616)
Ending Balance						15,534		9,216		12,007
Adjustment in business combination	[2]
Furniture and appliances [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance								15		22
Acquired in business combination									[3]
Additions										4
Terminated contracts								(14)
Amortization								(3)		(8)
Exchange rate variation								2		(3)
Ending Balance										$ 15
Adjustment in business combination	[2]

[1]	The additions for each line are presented net of PIS and COFINS.
[2]	Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.
[3]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.